Fair Value Measurements - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) security	Dec. 31, 2024 USD ($) security
Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans held-for-investment and held-for-sale with outstanding principal balances	$ 10,800,000	$ 7,200,000
Estimated fair value of impaired loans held-for-investment and held-for-sale	7,200,000	4,100,000
Net increase for impaired loans	82,500	1,200,000
Net impairment charge-offs	4,400,000	6,600,000
Assets acquired through foreclosure	$ 0	$ 0
Measured on recurring basis | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, number of assets included in level 3 | security	2	2
Measured on recurring basis | Municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, number of assets included in level 3 | security	1	2
Weighted Average | Significant Unobservable Inputs (Level 3) | Measured on recurring basis | Measurement Input, Market Yield | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, available-for-sale, measurement input	4.6
Weighted Average | Significant Unobservable Inputs (Level 3) | Measured on recurring basis | Corporate debt securities | Measurement Input, Market Yield | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, available-for-sale, measurement input	9.25
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustments for estimated costs to sell collateral dependent impaired loans	6.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustments for estimated costs to sell collateral dependent impaired loans	8.00%